Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Geographic Information Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
	Three Months Ended December 31,
	2014	2013
United States of America	$3,364,318	$1,884,164
Latin American countries	432,929	-
Caribbean countries and commonwealths	763,736	756,678
Other foreign countries	59,236	18,452
Total	$4,620,219	$2,659,294

	Fiscal Years Ended
	September 30,
	2014	2013
United States of America	$9,268,430	$7,179,043
Latin American countries	-	5,252,960
Caribbean countries and commonwealths	2,933,794	3,136,908
Other foreign countries	59,974	72,151
Total	$12,262,198	$15,641,062

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
	Net Property and Equipment		Net Monitoring Equipment
	December 31, 2014	September 30, 2014	December 31, 2014	September 30, 2014
United States of America	$568,127	$611,095	$1,406,581	$1,645,137
Latin American countries	1,200,687	1,168,406	626,628	237,667
Caribbean countries and commonwealths	-	-	-	-
Other foreign countries	112,214	80,746	23,869	31,862
Total	$1,881,028	$1,860,247	$2,057,078	$1,914,666

	Net Property and Equipment		Net Monitoring Equipment
	2014	2013	2014	2013
United States of America	$611,095	$318,201	$1,645,137	$878,823
Latin American countries	1,168,406	-	237,667	-
Caribbean countries and commonwealths	-	-	-	351,138
Other foreign countries	80,746	-	31,862	6,735
Total	$1,860,247	$318,201	$1,914,666	$1,236,696